Reconciliation of Total Amounts of Unrecognized Tax Benefits Roll Forward (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits as of March 31, 2012	$ 11,780
Additions based on tax positions related to the current year	2,163
Reductions for tax positions of prior years	0
Settlements	(81)
Unrecognized tax benefits increase (decrease), total	2,082
Unrecognized tax benefits as of March 31, 2013	$ 13,862